Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Consolidated net income	$ 15,080	$ 17,099	$ 16,695
Less consolidated net income attributable to nonredeemable noncontrolling interest	(386)	(736)	(606)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest			(67)
Consolidated net income attributable to Walmart	14,694	16,363	16,022
Other comprehensive income (loss), net of income taxes
Currency translation and other	(5,220)	(4,558)	(3,221)
Minimum pension liability	86	(69)	153
Other comprehensive income (loss), net of income taxes	(4,970)	(4,718)	(2,786)
Less other comprehensive income (loss) attributable to nonredeemable noncontrolling interest	541	546	311
Less other comprehensive income (loss) attributable to redeemable noncontrolling interest			66
Other comprehensive income (loss) attributable to Walmart	(4,429)	(4,172)	(2,409)
Comprehensive income, net of income taxes	10,110	12,381	13,909
Less comprehensive income (loss) attributable to nonredeemable noncontrolling interest	155	(190)	(295)
Comprehensive Income (Loss), Net of Tax, Attributable to redeemable noncontrolling interest			(1)
Comprehensive income attributable to Walmart	10,265	12,191	13,613
Net investment hedging
Other comprehensive income (loss), net of income taxes
Derivative instruments	366	379	75
Cash flow hedging
Other comprehensive income (loss), net of income taxes
Derivative instruments	$ (202)	$ (470)	$ 207